DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 25, 2013
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

El Pollo Loco Holdings, Inc. (“Holdings”) is a Delaware corporation headquartered in Costa Mesa, California. Holdings and its direct and indirect subsidiaries are collectively known as the “Company.” The Company’s activities are conducted principally through its indirect subsidiary, El Pollo Loco, Inc. (“EPL”), which develops, franchises, licenses and operates quick-service restaurants under the name El Pollo Loco® and operates under one business segment. The restaurants, which are located principally in California but also in Arizona, Nevada, Texas, and Utah, specialize in flame-grilled chicken in a wide variety of contemporary Mexican-influenced entrees, including specialty chicken burritos, chicken quesadillas, chicken tortilla soup, Pollo Bowls and Pollo Salads. At December 25, 2013, the Company operated 168 (133 in the greater Los Angeles area) and franchised 233 (136 in the greater Los Angeles area) El Pollo Loco restaurants. In addition, the Company currently licenses two restaurants in the Philippines that are set to expire in 2016. The Company is a subsidiary of Trimaran Pollo Partners, LLC (the “LLC,” which is controlled by affiliates of Trimaran Capital, LLC). LLC acquired Chicken Acquisition Corp. (“CAC”), a predecessor of Holdings, on November 17, 2005 (the “Acquisition”) and has a 99.5% ownership interest. The LLC’s only material asset is its investment in Holdings.

On April 22, 2014, CAC, its wholly owned subsidiary, Chicken Subsidiary Corp (“CSC”) and CSC’s wholly owned subsidiary, the former El Pollo Loco Holdings, Inc. (“Old Holdings”) entered into the following reorganization transactions: (i) Old Holdings merged with and into CSC with CSC continuing as the surviving corporation; (ii) CSC merged with and into CAC with CAC continuing as the surviving corporation and (iii) CAC renamed itself El Pollo Loco Holdings, Inc.

Holdings has no material assets or operations. Holdings’ direct subsidiary, EPL Intermediate, Inc. (“Intermediate”) guarantees EPL’s credit agreements (see Note 6) on a full and unconditional basis and Intermediate has no subsidiaries other than EPL. EPL is a separate and distinct legal entity, has no obligation to make funds available to Intermediate, and currently has restrictions that limit distributions or dividends to be paid by EPL to Intermediate, which ultimately limit distributions or dividends to Holdings.

EPL may make distributions to Intermediate only under certain restricted circumstances, including, but not limited to, payments of: (i) franchise taxes or other costs of maintaining the corporate existence of Intermediate, (ii) accounting, legal, administrative and operating expenses of Intermediate, up to $250,000 in any 12 month period, and (iii) EPL’s allocable portion of tax liabilities on consolidated tax returns with Intermediate, subject to certain overall amounts.

EPL is also restricted in its dividend payments to Intermediate. These restricted dividend payments include, but are not limited to: (i) dividends payable solely in EPL’s own common stock or other common equity interests, (ii) payments that permit Intermediate to repurchase or redeem qualified capital stock of Intermediate held by present or former officers, directors or employees, not to exceed $1,000,000 in any fiscal year (with unused amounts carried over to the next fiscal year), and (iii) provided that no default or event of default under the credit facilities has occurred, is continuing, or would result therefrom, dividends limited to various absolute ceiling amounts, including an aggregate amount up to $5,000,000 (shared with Intermediate) for dividends not including those paid pursuant to stock options and other benefit plans.

Likewise, Intermediate is restricted in its own dividend payments, with such restrictions including, but not limited to, dividends payable solely in Intermediate’s own common stock or other common equity interests. Intermediate may purchase, redeem or otherwise acquire equity interests issued by it with the proceeds received by it from the substantially concurrent issue of new shares of its common stock or other common equity interests.

The Company operates in only one segment. All significant revenues relate to retail sales of food and beverages to the general public through either company or franchised restaurants.